Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	summary compensation table total for PEO(1)	compensation actually paid to PEO(1)(2)(3)	average summary compensation table total for Other NEOs(1)	average compensation actually paid to Other NEOs(1)(2)(3)	value of initial fixed $100 investment based on:(4)		net income (in thousands)	Adjusted EBITDA(5) (in thousands)
year					TSR	peer group TSR
2026	$8,834,367	$7,475,697	$5,069,102	$4,146,888	$225.90	$135.63	$26,318	$335,157
2025	$8,834,379	$(44,170,211)	$5,068,819	$(22,690,525)	$234.03	$121.40	$112,089	$296,839
2024	$8,434,392	$74,170,908	$4,669,063	$37,597,816	$730.64	$113.61	$127,663	$234,741
2023	$5,634,119	$42,074,742	$2,868,951	$20,524,322	$306.93	$88.25	$61,530	$116,781
2022	$5,234,197	$5,234,964	$2,120,558	$2,131,574	$96.27	$109.79	$21,770	$74,687

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Tarang Amin, our Chief Executive Officer, was our PEO for each year represented. The individuals comprising the Other NEOs for each fiscal year presented are listed below.

2022	2023	2024	2025	2026
Mandy Fields	Mandy Fields	Mandy Fields	Mandy Fields	Mandy Fields
Josh Franks	Josh Franks	Josh Franks	Josh Franks	Josh Franks
Kory Marchisotto	Kory Marchisotto	Kory Marchisotto	Kory Marchisotto	Kory Marchisotto
Rich Baruch	Scott Milsten	Scott Milsten	Scott Milsten	Scott Milsten

Peer Group Issuers, Footnote	The peer group used to calculate peer group total stockholder return (“TSR”) is the S&P 500 Consumer Discretionary Index, which we also utilize in the stock performance graph included under the heading “Executive Compensation—Compensation Discussion and Analysis—Executive Summary”. For purposes of the TSR calculations, the comparison assumes $100 was invested for the period starting March 31, 2021, through the end of the listed fiscal year in our common stock (NYSE: ELF) and in the S&P 500 Consumer Discretionary Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 8,834,367	$ 8,834,379	$ 8,434,392	$ 5,634,119	$ 5,234,197
PEO Actually Paid Compensation Amount	$ 7,475,697	(44,170,211)	74,170,908	42,074,742	5,234,964
Adjustment To PEO Compensation, Footnote	The amounts shown in the “Compensation Actually Paid” column reflect the exclusions and inclusions of certain amounts for the PEO and the Other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards” column are the totals from the “Stock Awards” columns set forth in the Summary Compensation Table.

year	summary compensation table total for PEO	exclusion of stock awards for PEO	inclusion of equity values for PEO	compensation actually paid to PEO
2026	$8,834,367	$(7,399,867)	$6,041,197	$7,475,697
The amounts in the “Inclusion of Equity Awards” column in the tables above are derived from the amounts set forth in the following tables:

year	year-end fair value of equity awards granted during year that remained unvested as of last day of year for PEO	change in fair value from last day of prior year to last day of year of unvested equity awards for PEO	vesting-date fair value of equity awards granted during year that vested during year for PEO	change in fair value from last day of prior year to vesting date of unvested equity awards that vested during year for PEO	fair value at last day of prior year of equity awards forfeited during year for PEO	total — inclusion of equity values for PEO
2026	$5,724,526	$(363,601)	—	$680,272	—	$6,041,197

Non-PEO NEO Average Total Compensation Amount	$ 5,069,102	5,068,819	4,669,063	2,868,951	2,120,558
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,146,888	(22,690,525)	37,597,816	20,524,322	2,131,574
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown in the “Compensation Actually Paid” column reflect the exclusions and inclusions of certain amounts for the PEO and the Other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards” column are the totals from the “Stock Awards” columns set forth in the Summary Compensation Table.

year	average summary compensation table total for Other NEOs	average exclusion of stock awards for Other NEOs	average inclusion of equity values for Other NEOs	average compensation actually paid to Other NEOs
2026	$5,069,102	$(4,399,977)	$3,477,763	$4,146,888

year	average year-end fair value of equity awards granted during year that remained unvested as of last day of year for Other NEOs	average change in fair value from last day of prior year to last day of year of unvested equity awards for Other NEOs	average vesting-date fair value of equity awards granted during year that vested during year for Other NEOs	average change in fair value from last day of prior year to vesting date of unvested equity awards that vested during year for Other NEOs	average fair value at last day of prior year of equity awards forfeited during year for Other NEOs	total — average inclusion of equity values for Other NEOs
2026	$3,403,816	$(208,553)	—	$282,500	—	$3,477,763

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Other NEOs, our cumulative TSR over our five most recently completed fiscal years, and the peer group TSR over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Other NEOs Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Other NEOs, and our Net Income during our five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Other NEOs Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Other NEOs, and our Adjusted EBITDA during our five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Other NEOs, our cumulative TSR over our five most recently completed fiscal years, and the peer group TSR over the same period.

Tabular List, Table

performance measure
Adjusted EBITDA
Net Sales
Market Share Gain

Total Shareholder Return Amount	$ 225.90	234.03	730.64	306.93	96.27
Peer Group Total Shareholder Return Amount	135.63	121.40	113.61	88.25	109.79
Net Income (Loss)	$ 26,318,000	$ 112,089,000	$ 127,663,000	$ 61,530,000	$ 21,770,000
Company Selected Measure Amount	335,157,000	296,839,000	234,741,000	116,781,000	74,687,000
PEO Name	Tarang Amin
Additional 402(v) Disclosure	The amounts shown in the “Compensation Actually Paid” column have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by our named executive officers. These amounts reflect the amounts shown in the “Total” columns set forth in the Summary Compensation Table with certain adjustments as described in footnote 3. In this section, the term “Compensation Actually Paid” refers to the amounts shown in the “Compensation Actually Paid” column and does not refer to amounts actually paid to, or received by, our named executive officers.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We determined Adjusted EBITDA to be the most important financial performance measure used to link our performance to Compensation Actually Paid to our PEO and Other NEOs in FY 2026. Adjusted EBITDA is a non-GAAP financial measure, and we provide a reconciliation of net income to Adjusted EBITDA in Annex A and a short definition of Adjusted EBITDA in the Note Regarding Non-GAAP Financial Measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Market Share Gain
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,399,867)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,041,197
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,724,526
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(363,601)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	680,272
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,399,977)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,477,763
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,403,816
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(208,553)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	282,500
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0